Other Comprehensive (Loss) Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Comprehensive Income Loss [Line Items]
Defined Benefit Plan Recognized Net Gain (Loss) Due to Settlements, Net of Tax	$ (72.5)		$ 0		$ 0
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(912.1)
Other Comprehensive Income (Loss)	(199.2)		121.3		155.8
Balance at end of period	(1,111.3)		(912.1)
Pension settlement charge	(111.6)	[1]	0		0
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	0.9	[2]	(47.2)	[2]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	34.2	[2]	57.3	[2]	58.2	[2]
Other Comprehensive Income (Loss)	0.7	[2]	(23.1)		(0.9)	[2]
Balance at end of period	34.9	[2]	34.2	[2]	57.3	[2]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	(0.2)	[2],[3]	24.1	[2],[3]
Net Unrealized Gains (Losses) All Other Securities [Member]
Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	236.9		(522.1)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	326.8		825.2		595.2
Other Comprehensive Income (Loss)	241.2		(498.4)		230.0
Balance at end of period	568.0		326.8		825.2
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	4.3	[3]	23.7	[3]
Net Unrealized Gains (Losses) Foreign Currency And Derivatives [Member]
Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(58.6)		26.4
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	0.4		(29.5)		(33.7)
Other Comprehensive Income (Loss)	(61.3)		29.9		4.2
Balance at end of period	(60.9)		0.4		(29.5)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	(2.7)	[4]	3.5	[4]
Pension and OPEB Plan [Member]
Comprehensive Income Loss [Line Items]
Unrealized Net Losses Arising During Period Pretax	739.4		(869.3)		189.8
Other comprehensive income, Pensions and Other Post Retirement Employee Benefit Plans, net of tax	(480.6)		565.1
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,273.5)		(1,886.4)		(1,808.9)
Net unrealized gains (losses)	(480.6)		565.1		(123.4)
Reclassification to earnings	(100.8)		(47.8)		(45.9)
Other Comprehensive Income (Loss)	(379.8)		612.9		(77.5)
Balance at end of period	(1,653.3)		(1,273.5)		(1,886.4)
Pension and OPEB plans	100.8	[5]	47.8	[5]
Other Comprehensive Income Loss Pretax Reclassification To Earnings	155.2		73.6		70.6
Accumulated Other Comprehensive Loss [Member]
Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), before reclassification	(301.4)		22.2
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(912.1)		(1,033.4)		(1,189.2)
Reclassification to earnings	(102.2)		(99.1)
Other Comprehensive Income (Loss)	(199.2)		121.3		155.8
Balance at end of period	(1,111.3)		(912.1)		(1,033.4)
Unrecognized Net Actuarial Loss [Member] | Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,263.9)		(1,863.0)		(1,778.3)
Net unrealized gains (losses)	(460.0)		550.1		(130.4)
Reclassification to earnings	102.9		49.0		45.7
Balance at end of period	(1,621.0)		(1,263.9)		(1,863.0)
Unrecognized Net Actuarial Loss [Member] | OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(29.9)		(46.4)		(56.3)
Net unrealized gains (losses)	(20.6)		15.0		7.0
Reclassification to earnings	(0.6)		(1.5)		(2.9)
Balance at end of period	(49.9)		(29.9)		(46.4)
Unrecognized Prior Service Costs [Member] | Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	0.9		1.2		1.5
Net unrealized gains (losses)	0		0		0
Reclassification to earnings	(0.2)		(0.3)		(0.3)
Balance at end of period	0.7		0.9		1.2
Unrecognized Prior Service Costs [Member] | OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	19.4		21.8		24.2
Net unrealized gains (losses)	0		0		0
Reclassification to earnings	2.5		2.4		2.4
Balance at end of period	16.9		19.4		21.8
Pension Plan [Member]
Comprehensive Income Loss [Line Items]
Defined Benefit Plan Recognized Net Gain (Loss) Due to Settlements, Net of Tax	(72.5)	[1]	0	[1]	0	[1]
Pension Plan [Member]
Comprehensive Income Loss [Line Items]
Defined Benefit Plan Recognized Net Gain (Loss) Due to Settlements, Net of Tax	(72.5)	[1],[6]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Pension settlement charge	$ (111.6)	[1]

[1]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). We did not record any non-cash pension settlement charges during 2013 or 2012. Refer to Note 11 beginning on page 109 for additional information on the pension settlement charge.
[2]	Represents unrealized gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired security.
[3]	Reclassifications out of accumulated other comprehensive income for previously impaired debt securities and all other securities are reflected in net realized capital gains (losses) within the Consolidated Statements of Income.
[4]	Reclassifications out of accumulated other comprehensive income for foreign currency gains (losses) and derivatives are reflected in net realized capital gains (losses) within the Consolidated Statements of Income, except for the effective portion of derivatives related to interest rate swaps which are reflected in interest expense and were not material during 2014 or 2013. Refer to Note 14 of Notes to Consolidated Financial Statements beginning on page 123 for additional information.
[5]	Reclassifications out of accumulated other comprehensive income for pension and OPEB plan expenses are reflected in general and administrative expenses within the Consolidated Statements of Income. During 2014, our reclassifications out of accumulated other comprehensive income for the Aetna Pension Plan reflect a pension settlement charge of $72.5 million ($111.6 million pretax). (Refer to Note 11 beginning on page 109 for additional information).
[6]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan. We did not record any non-cash pension settlement charges during 2013 or 2012. Refer to Note 11 of Notes to Consolidated Financial Statements beginning on page 109 of the Annual Report for additional information on the pension settlement charge.